SUPPLEMENT DATED JANUARY 14, 2009 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
Dated November 3, 2008

The following sentence is hereby added at the end of the first paragraph of the section of the Fund's Prospectus entitled "Shareholder Information":

Effective January 2, 2009, the Fund reopened to new investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

UTLSPT2